RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

13.  RELATED PARTY TRANSACTIONS AND BALANCES

During the years ended December 31, 2015, 2016 and 2017 significant related party transactions were as follows:

	2015	2016	2017
	RMB	RMB	RMB
Commissions from eLong (a)	7,191,870	261,139,916	573,127,860
Commissions from Hanting (a)	17,740,390	44,094,542	76,792,041
Commissions from Homeinns and BTG (a)	34,556,539	66,921,837	62,528,564
Repayment of entrusted loan and interest from Baidu (b)	—	652,299,803	—
Shareholders’ loan and interest to Skysea (c)	15,826,363	73,399,675	4,346,586
Commissions to eLong (d)	9,532,316	85,780,819	243,783,254
Commissions to Baidu (d)	—	96,056,853	80,474,320
Commissions to LY.com (d)	75,297,659	62,150,144	70,208,452
Online marketing service from Baidu (e)	89,244,042	110,064,311	38,015,114
Repayment of entrusted loan and interest to Baidu (f)	—	1,837,384,234	—

(a)

BTG, Hanting and eLong, have entered into agreements with the Company, respectively, to provide hotel rooms for our customers. The transactions above represent the commissions earned from these related parties.

(b)

On October 27, 2015, Qunar granted a loan amounting to RMB650 million (US$100 million) to Baidu. The loan bore an interest at 1.00% with a repayment term of 12 months. Qunar received the repayment in March, 2016.

(c)

In 2014, the Company provided a shareholder’s loan of US$80 million to Skysea. The interest rate is 3% per annum currently and shall be subject to annual review and adjustment with mutual consent. The transactions above represent the interest of the loan. In 2017, the Company provided a provision for the loan and receivable to Skysea with amount of RMB536 million. See (b) below

(d)

The Company entered into agreements with elong, LY.com and Baidu, upon which these related parties promote the Company’s hotel rooms on their platforms. The transactions above represent the service commissions and Baidu Map business cooperation commission paid to these related parties.

(e)	The Company has entered into marketing service agreements with Baidu. The transactions above represent the marketing service fee paid to Baidu.

(f)

On March 12 and May 4, 2015, Qunar drew down RMB507 million and RMB627 million respectively pursuant to the revolving credit facility agreement with Baidu. In March 2016, Qunar repaid these loans and the facility agreement was terminated. In addition, on October 26, 2015, Qunar was granted a loan amounting to RMB640 million (US$99 million) from Baidu Times. The loan bore an interest at 4.14% with a repayment term of 12 months. Qunar repaid the loan in March, 2016.

As of December 31, 2016 and 2017, significant balances with related parties were as follows:

	2016	2017
	RMB	RMB
Due from related parties, current:
Due from eLong	132,381,883	152,825,748
Due from Baidu (a)	408,834,667	118,564,122
Due from LY.com	96,308,665	57,808,027
Due from Skysea (b)	132,035,460	—
Due from others	18,043,311	44,578,151

	787,603,986	373,776,048

Due from related parties, non-current:
Due from Skysea (b)	599,913,241	195,615,163
Due from others	—	22,738,196

	599,913,241	218,353,359

Due to related parties, current:
Due to eLong	506,461,015	273,480,768
Due to Baidu(a)	293,579,066	58,287,646
Due to others	37,381,264	86,732,455

	837,421,345	418,500,869

(a)

Qunar pays Baidu service commission at a percentage of gross revenue Qunar earns in exchange for the services provided by Baidu Maps. As of December 31, 2016 and December 31, 2017, the outstanding balance related to business cooperation agreement amounted to RMB409 million and RMB119 million respectively.

In 2015, Qunar obtained 3-year loan with amount of RMB1.1 billion from Baidu. In March 2016, Qunar repaid the loan. The repayment was reported in “Repayment of loans due to related parties” in the statement of cash flow.

In 2015, Qunar provided a 1-year loan amounting to RMB650 million (US$100 million) to Baidu. Qunar received the repayment in March 2016. In connection with the loan granted to Baidu, Qunar was granted a 1-year loan amounting to RMB640 million (US$99 million) from Baidu. Qunar repaid the loan in March 2016. The Company had evaluated both substance and form of these loans arrangements with Baidu. Given that the loan granted to Baidu is solely for the consideration the currency access to RMB and is also dependent on the receipt of the loan provided by Baidu, and also taking into account of the significant net cash in flow as a result of all the loans arrangements with Baidu during the periods, the Company believes these arrangements have the primary purpose and intent in common to finance Qunar and therefore are reported as financing activities in the statement of cash flow on a gross basis according to the forms of the arrangements.

(b)

In 2017, based on the impairment assessment by considering the operating results, market condition and business updates, a provision of RMB536 million for the loan and receivable balance due from Skysea was provided and a liability of RMB367 million for the contingent payable was recorded in “Other payables and accruals” (Note 16) which reflected the best estimates of the liability to be assume by the Company and offset by the proceeds from the net realisable value of Skysea in the event of winding down of its business, which is undergoing.